FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Equity Price Risk (Details) - Equity Swaps	12 Months Ended
Dec. 31, 2019 $ / shares shares
Risk Management
Number of shares for which future settlement cost at weighted average price is fixed | shares	264,000
Future settlement cost at a weighted average price (in dollars per share) | $ / shares	$ 17.82